Stock-based Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Divident yield	0.00%	0.00%